Segment reporting (Tables)	12 Months Ended
Sep. 30, 2021
Segment reporting
Schedule of segment results on a cash earnings basis

			Westpac	Westpac				Net cash
			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustments	statement
2021
Net interest income	8,405	4,065	919	1,987	503	835	16,714	144	16,858
Net fee income	393	452	555	140	69	(127)	1,482	-	1,482
Net wealth management and insurance income	-	21	-	113	1,176	(104)	1,206	5	1,211
Trading income	78	72	455	58	33	19	715	4	719
Other income	17	4	92	12	212	584	921	31	952
Net operating income before operating expenses and impairment (charges)/benefits	8,893	4,614	2,021	2,310	1,993	1,207	21,038	184	21,222
Operating expenses[1]	(4,622)	(2,530)	(2,574)	(1,062)	(1,477)	(1,018)	(13,283)	(28)	(13,311)
Impairment (charges)/benefits	125	484	(162)	79	66	(2)	590	-	590
Profit before income tax (expense)/benefit	4,396	2,568	(715)	1,327	582	187	8,345	156	8,501
Income tax (expense)/benefit	(1,315)	(779)	45	(377)	(387)	(175)	(2,988)	(50)	(3,038)
Net profit attributable to NCI	-	-	-	-	(2)	(3)	(5)	-	(5)
Cash earnings	3,081	1,789	(670)	950	193	9	5,352	106	5,458
Net cash earnings adjustments	-	-	-	(2)	-	108	106
Net profit attributable to
owners of WBC	3,081	1,789	(670)	948	193	117	5,458
Balance sheet
Loans[2]	407,786	134,015	67,033	88,409	12,550	(9)	709,784
Deposits and other borrowings[2]	235,569	158,741	97,770	75,756	11,008	48,111	626,955

2020
Net interest income	8,547	4,163	1,111	1,832	534	899	17,086	(390)	16,696
Net fee income	471	438	544	123	89	(73)	1,592	-	1,592
Net wealth management and insurance income	-	22	-	158	624	(45)	759	(8)	751
Trading income	90	97	637	27	57	20	928	(33)	895
Other income	12	3	1	11	(8)	242	261	(12)	249
Net operating income before operating expenses and impairment (charges)/benefits	9,120	4,723	2,293	2,151	1,296	1,043	20,626	(443)	20,183
Operating expenses[1]	(4,176)	(2,298)	(1,316)	(998)	(1,548)	(2,364)	(12,700)	(39)	(12,739)
Impairment (charges)/benefits	(1,015)	(1,371)	(404)	(302)	(255)	169	(3,178)	-	(3,178)
Profit before income tax (expense)/benefit	3,929	1,054	573	851	(507)	(1,152)	4,748	(482)	4,266
Income tax (expense)/benefit	(1,183)	(320)	(241)	(239)	3	(158)	(2,138)	164	(1,974)
Net profit attributable to NCI	-	-	-	-	(2)	-	(2)	-	(2)
Cash earnings	2,746	734	332	612	(506)	(1,310)	2,608	(318)	2,290
Net cash earnings adjustments	-	-	-	7	(31)	(294)	(318)
Net profit attributable to
owners of WBC	2,746	734	332	619	(537)	(1,604)	2,290
Balance sheet
Loans	389,793	140,698	66,192	81,434	14,942	-	693,059
Deposits and other borrowings	219,259	151,939	102,851	68,473	9,260	39,349	591,131

1.

Included in the Westpac Institutional Bank division in operating expenses is $1,192 million relating to impairment of assets (including goodwill and other intangible assets) for 2021 (2020: $Nil). For Specialist Businesses division, impairment of assets (including goodwill and other intangible assets) is $141 million for 2021 (2020: $571 million). For other divisions, there is no impairment of goodwill and impairment of other intangibles assets is not material.

2.	Specialist Businesses excludes balances presented as held for sale (refer to Note 37 for further details).

Note 2. Segment reporting (continued)

			Westpac	Westpac				Net cash
			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustments	statement
2019
Net interest income	8,130	4,456	1,337	1,860	555	615	16,953	(46)	16,907
Net fee income	594	463	570	163	44	(179)	1,655	-	1,655
Net wealth management and insurance income	-	16	-	177	1,319	(489)	1,023	6	1,029
Trading income	94	109	636	37	54	(23)	907	22	929
Other income	7	6	(11)	46	(5)	74	117	12	129
Net operating income before operating expenses and impairment (charges)/benefits	8,825	5,050	2,532	2,283	1,967	(2)	20,655	(6)	20,649
Operating expenses	(3,794)	(2,094)	(1,220)	(939)	(847)	(1,137)	(10,031)	(75)	(10,106)
Impairment (charges)/ benefits	(582)	(172)	(31)	10	(111)	92	(794)	-	(794)
Profit before income tax (expense)/benefit	4,449	2,784	1,281	1,354	1,009	(1,047)	9,830	(81)	9,749
Income tax (expense)/benefit	(1,333)	(838)	(356)	(369)	(292)	213	(2,975)	16	(2,959)
Net profit attributable to NCI	-	-	-	-	(5)	(1)	(6)	-	(6)
Cash earnings	3,116	1,946	925	985	712	(835)	6,849	(65)	6,784
Net cash earnings adjustments	-	-	-	(1)	(45)	(19)	(65)
Net profit attributable to owners of WBC	3,116	1,946	925	984	667	(854)	6,784
Balance sheet
Loans	399,279	146,867	73,572	78,005	17,216	(169)	714,770
Deposits and other borrowings	207,578	142,558	99,005	60,801	9,277	44,028	563,247

Schedule of reconciliation of cash earnings to net profit

$m	2021	2020	2019
Cash earnings	5,352	2,608	6,849
Cash earnings adjustments
Fair value gain/(loss) on economic hedges	138	(362)	(35)
Ineffective hedges	(32)	61	20
Adjustments related to Pendal	-	(31)	(45)
Treasury shares	-	14	(5)
Total cash earnings adjustments (post-tax)	106	(318)	(65)
Net profit attributable to owners of WBC	5,458	2,290	6,784

Schedule of geographic segments

	2021		2020		2019
	$m	%	$m	%	$m	%
Revenue
Australia	22,788	85.5	26,135	85.6	31,113	84.2
New Zealand	3,509	13.2	3,439	11.3	4,520	12.2
Other overseas[1]	345	1.3	960	3.1	1,331	3.6
Total	26,642	100.0	30,534	100.0	36,964	100.0
Non-current assets[2]
Australia	11,825	91.2	14,270	92.6	12,280	93.7
New Zealand	1,082	8.3	1,015	6.6	761	5.8
Other overseas[1]	55	0.5	122	0.8	67	0.5
Total	12,962	100.0	15,407	100.0	13,108	100.0

1.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
2.	Non-current assets represent property and equipment and intangible assets.